Stockholders’ Equity (Deficit) and Convertible Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders’ Deficit and Convertible Preferred Stock
Stockholders’ Equity (Deficit) and Convertible Preferred Stock
Upon the closing of the IPO, all outstanding shares of the Company’s convertible preferred stock automatically converted into 41,562,111 shares of common stock on a one-for-one basis. On May 6, 2019, the Company filed an Amended and Restated Certificate of Incorporation authorizing the Company to issue 500,000,000 shares of common stock, $0.0001 par value per share, and 500,000 shares of undesignated preferred stock, $0.0001 par value per share, with rights and preferences determined by the Company’s Board of Directors at the time of issuance of such shares. As of June 29, 2019, the Company had 60,167,521 shares of common stock issued and outstanding.
As of December 31, 2018, the Company’s shares consisted of 58,669,600 authorized shares of common stock, par value $0.0001 per share, of which 6,951,350 shares were issued and outstanding, and 43,882,867 authorized shares of preferred stock, par value $0.0001 per share, of which 3,333,500 shares of Series A Preferred Stock, 4,680,565 shares of Series B Preferred Stock, 8,076,636 shares of Series C Preferred Stock, 8,713,201 shares of Series D Preferred Stock, 4,701,449 shares of Series E Preferred Stock, 4,866,758 shares of Series F Preferred Stock, 5,114,786 shares of Series G Preferred Stock and 2,075,216 shares of Series H Preferred Stock were issued and outstanding.
The Company has not declared or paid any dividends, or authorized or made any distribution upon or with respect to any class or series of its capital stock.

Stockholders’ Deficit and Convertible Preferred Stock
As of December 31, 2017, the Company’s shares consisted of 52,002,600 authorized shares of Common Stock, of which 5,724,506 shares were issued and outstanding, and 39,673,174 authorized shares of Preferred Stock, of which 3,333,500 shares of Series A Preferred Stock, 4,680,565 shares of Series B Preferred Stock, 8,076,636 shares of Series C Preferred Stock, 8,713,201 shares of Series D Preferred Stock, 4,701,449 shares of Series E Preferred Stock, and 4,866,758 shares of Series F Preferred Stock, and 4,989,102 shares of Series G Preferred Stock were issued and outstanding.
As of December 31, 2018, the Company’s shares consisted of 58,669,600 authorized shares of Common Stock, of which 6,951,350 shares were issued and outstanding, and 43,882,867 authorized shares of Preferred Stock, of which 3,333,500 shares of Series A Preferred Stock, 4,680,565 shares of Series B Preferred Stock, 8,076,636 shares of Series C Preferred Stock, 8,713,201 shares of Series D Preferred Stock, 4,701,449 shares of Series E Preferred Stock, and 4,866,758 shares of Series F Preferred Stock, 5,114,786 shares of Series G Preferred Stock and 2,075,216 shares of Series H Preferred Stock were issued and outstanding.
The Company has not declared or paid any dividends, or authorized or made any distribution upon or with respect to any class or series of its capital stock.
Payment to Holders of Series H Preferred Stock
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, the holders of shares of Series H Preferred Stock then outstanding shall be entitled to be paid, on a pari passu basis, out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock, Series F Preferred Stock, Series G Preferred Stock or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the Series H Original Issue Price of $24.23 for each outstanding share of Series H Preferred Stock then held by them, plus any dividends declared but unpaid thereon; or (ii) such amount per share, as would have been payable had all shares of such series been converted into Common Stock immediately prior to such liquidation, dissolution, or winding up. If upon any such liquidation, dissolution, or winding up of the Company, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series H Preferred Stock the full amount to which they shall be entitled, the holders of shares of Series H Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts, which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. The Series H Original Issue Price of $24.23 per share is subject to appropriate adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization with respect to the Series H Preferred Stock.
Payment to Holders of Series G Preferred Stock
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, the holders of shares of Series G Preferred Stock then outstanding shall be entitled to be paid, on a pari passu basis, out of the assets of the Corporation available for distribution to its stockholders before any payment shall be made to the holders of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock, Series F Preferred Stock, or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the Series G Original Issue Price for each outstanding share of Series G Preferred Stock then held by them, plus any dividends declared but unpaid thereon; or (ii) such amount per share, as would have been payable had all shares of such series been converted into Common Stock immediately prior to such liquidation, dissolution, or winding up. If upon any such liquidation, dissolution, or winding up of the Corporation, the assets of the Corporation available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series G Preferred Stock the full amount to which they shall be entitled, the holders of shares of Series G Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts, which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. The Series G Original Issue Price shall mean $10.94 per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization with respect to the Series G Preferred Stock.
Payment to Holders of Series F Preferred Stock
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Corporation, the holders of shares of Series F Preferred Stock then outstanding shall be entitled to be paid, on a pari passu basis, out of the assets of the Corporation available for distribution to its stockholders before any payment shall be made to the holders of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, Series E Preferred Stock, or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the Series F Original Issue Price for each outstanding share of Series F Preferred Stock then held by them, plus any dividends declared but unpaid thereon; or (ii) such amount per share, as would have been payable had all shares of such series been converted into Common Stock immediately prior to such liquidation, dissolution, or winding up. If upon any such liquidation, dissolution, or winding up of the Corporation, the assets of the Corporation available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series F Preferred Stock the full amount to which they shall be entitled, the holders of shares of Series F Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts, which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. The Series F Original Issue Price shall mean $6.19 per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization with respect to the Series F Preferred Stock.
Payment to Holders of Series E Preferred Stock
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, the holders of shares of Series E Preferred Stock then outstanding shall be entitled to be paid, on a pari passu basis, out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the Series E Original Issue Price for each outstanding share of Series E Preferred Stock then held by them, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of such series been converted into Common Stock immediately prior to such liquidation, dissolution, or winding up. If upon any such liquidation, dissolution, or winding up of the Company, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series E Preferred Stock the full amount to which they shall be entitled, the holders of shares of Series E Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts, which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. The Series E Original Issue Price is $3.68 per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization with respect to the Series E Preferred Stock.
Payments to Holders of Series D Preferred Stock
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, after the payment of all preferential amounts required to be paid to the holders of shares of Series E Preferred Stock, the holders of shares of Series D Preferred Stock then outstanding shall be entitled to be paid, on a pari passu basis, out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the Series D Original Issue Price for each outstanding share of Series D Preferred Stock then held by them, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of such series been converted into Common Stock immediately prior to such liquidation, dissolution, or winding up. If upon any such liquidation, dissolution, or winding up of the Company, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series D Preferred Stock the full amount to which they shall be entitled under this, the holders of shares of Series D Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts, which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. The Series D Original Issue Price shall mean $2.87 per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization with respect to the Series D Preferred Stock.
Payments to Holders of Series C Preferred Stock
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, after the payment of all preferential amounts required to be paid to the holders of shares of Series E Preferred Stock and to the holders of shares of Series D Preferred Stock, the holders of shares of Series C Preferred Stock then outstanding shall be entitled to be paid, on a pari passu basis, out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of Series A Preferred Stock, Series B Preferred Stock, or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the Series C Original Issue Price for each outstanding share of Series C Preferred Stock then held by them, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of such series been converted into Common Stock immediately prior to such liquidation, dissolution, or winding up. If upon any such liquidation, dissolution, or winding up of the Company, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series C Preferred Stock the full amount to which they shall be entitled, the holders of shares of Series C Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts, which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. The Series C Original Issue Price is $1.86 per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization with respect to the Series C Preferred Stock.
Payments to Holders of Series A Preferred Stock and Series B Preferred Stock
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, after the payment of all preferential amounts required to be paid to the holders of shares of Series E Preferred Stock to the holders of shares of Series D Preferred Stock and to the holders of shares of Series C Preferred Stock, the holders of shares of Series A Preferred Stock then outstanding and Series B Preferred Stock then outstanding shall be entitled to be paid, on a pari passu basis, out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) the Series A Original Issue Price for each outstanding share of Series A Preferred Stock then held by them and the Series B Original Issue Price for each outstanding share of Series B Preferred Stock then held by them, in each case, plus any dividends declared but unpaid thereon; or (ii) such amount per share as would have been payable had all shares of such series been converted into Common Stock immediately prior to such liquidation, dissolution, or winding up. If upon any such liquidation, dissolution, or winding up of the Company, the assets of the Corporation available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series A Preferred Stock and Series B Preferred Stock the full amount to which they shall be entitled, the holders of shares of Series A Preferred Stock and Series B Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts, which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full. The Series A Original Issue Price is $0.60 per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization with respect to the Series A Preferred Stock. The Series B Original Issue Price is $1.07 per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization with respect to the Series B Preferred Stock.
Other Preferred Stock Significant Provisions

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Conversion Rights—Each share of our preferred stock, at the option of the holder, is convertible into shares of common stock on a one-for-one basis, subject to adjustment. Conversion will occur upon the closing of an underwritten initial public offering of our common stock to the public at a price per share implying a valuation equal to at least $350,000,000 (calculated on a fully-diluted basis) and resulting in at least $50,000,000 of gross proceeds to us. Conversion of the Series A convertible preferred stock and Series B convertible preferred stock may also occur upon the vote of 55% of the outstanding Series A convertible preferred stock and Series B convertible preferred stock voting together as a single class on an as-converted basis. Conversion of the Series C convertible preferred stock may also occur upon the vote of at least 75% of the outstanding Series C convertible preferred stock. Conversion of the Series D convertible preferred stock and Series E convertible preferred stock may also occur upon the vote of at least 60% of the outstanding Series D convertible preferred stock and 60% of the outstanding Series E convertible preferred stock respectively, each voting as a separate class. Conversion of the Series F convertible preferred stock, Series G convertible preferred stock, and Series H convertible preferred stock may also occur upon the vote of at least a majority of the outstanding Series F convertible preferred stock, a majority of the outstanding Series G convertible preferred stock, and a majority of the outstanding Series H convertible preferred stock respectively, each voting as a separate class.

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Dividend Rights—Holders of preferred stock shall be entitled to receive noncumulative dividends on a pari passu basis and prior and in preference to any declaration or payment of any dividends to holders of common stock at a rate of 8% per annum. After the payment of such dividends to the holders of the Preferred Stock, any additional dividends or distributions shall be distributed among the holders of common stock and the preferred stock in proportion to the number of shares of common stock that would be held by each such holder if all shares of the preferred stock were converted to common stock.

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Voting Rights—On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of the stockholders in lieu of meeting), each holder of outstanding shares of the preferred stock shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. Except as provided by law or by other provisions of our Certificate of Incorporation, holders of preferred stock shall vote together with the holders of common stock as a single class.

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Liquidation Preferences—In the event of any voluntary or involuntary liquidation, dissolution or winding up or deemed liquidation event of the corporation, after the payment of all preferential amounts required to be paid to the holders of shares of preferred stock in accordance with the terms of our Certificate of Incorporation, our remaining assets available for distribution to the stockholders of the Company shall be distributed among the holders of shares of common stock, pro rata based on the number of shares of common stock held by each such holder.

Share Activity
In October 2018, the Company issued 2,075,216 Series H Preferred Stock for $50.0 million, net of issuance costs of $0.3 million. In 2018, the Company also issued 125,684 shares of Series G Preferred Stock for $1.3 million, net of issuance costs of $27,000.
In November 2017, the Company issued 4,989,102 Series G Preferred Stock for $43.2 million, net of issuance costs of $0.3 million. In 2017, the Company also issued 16,168 shares of Series F Preferred Stock for proceeds of $79,000, net of issuance costs of $21,000.
In October 2016, the Company issued 4,850,590 Series F Preferred Stock for $29.8 million, net of issuance costs of $0.2 million. In 2016, the Company also issued 81,521 shares of Series E Preferred Stock for proceeds of $0.3 million, net of issuance costs of $3,000.